Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive common share equivalents excluded from the computation of diluted net loss per share were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Common share purchase warrants	19,783,538	19,512,039	19,783,538	19,512,039
Options and RSUs outstanding	3,858,647	71,728	3,858,647	71,728
Preferred shares issued and outstanding	96,000	1,000	96,000	1,000